Share-based payments reserve (Details) - Canadian Dollars Denominated Stock Options [Member]	9 Months Ended
May 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding, Beginning | shares	4,986,000
Weighted average exercise price, Beginning | $ / shares	$ 0.41
Number of share options exercised in share-based payment arrangement | shares	(562,000)
Weighted average exercise price, Option exercised | $ / shares	$ 0.42
Number of shares outstanding, Ending | shares	4,424,000
Weighted average exercise price, Ending | $ / shares	$ 0.41